RELATED PARTY TRANSACTIONS (Details) - Officers And Directors [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Salaries
Short-term employee benefits	2	13	2
Stock-based compensation	2,998	3,814	6,072
Total	$ 3,000	$ 3,827	$ 6,074